Debt - Schedule of Long-Term Debt (Parenthetical) (Detail) - Dollar Denominated Revolving Credit Facilities [Member] - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Borrowings outstanding	$ 0	$ 0
Revolving credit facility	$ 600,000,000	$ 600,000,000